Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 5 months 1 day
Number of units outstanding (in units) | shares	666,256	840,772	857,407
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.70	$ 50.61	$ 52.02
Number of units exercisable (in units) | shares	553,902
Weighted average exercise price of units exercisable (in usd per unit)	$ 47.91
SARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 9 months 18 days
Number of units outstanding (in units) | shares	228,520
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.42
Number of units exercisable (in units) | shares	164,410
Weighted average exercise price of units exercisable (in usd per unit)	$ 33.65
SARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 2 months 8 days
Number of units outstanding (in units) | shares	154,606
Weighted average exercise price of units outstanding (in usd per unit)	$ 47.25
Number of units exercisable (in units) | shares	115,116
Weighted average exercise price of units exercisable (in usd per unit)	$ 50.15
SARs | $38.24 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
SARs | $38.24 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 8 months 8 days
Number of units outstanding (in units) | shares	283,130
Weighted average exercise price of units outstanding (in usd per unit)	$ 55.58
Number of units exercisable (in units) | shares	274,376
Weighted average exercise price of units exercisable (in usd per unit)	$ 55.52
SARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 10 months 2 days
Number of units outstanding (in units) | shares	2,380,237	2,340,490	1,661,327
Weighted average exercise price of units outstanding (in usd per unit)	$ 42.05	$ 45.43	$ 52.55
Number of units exercisable (in units) | shares	1,436,377
Weighted average exercise price of units exercisable (in usd per unit)	$ 46.33
TSARs | $29.27 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 1 month 20 days
Number of units outstanding (in units) | shares	1,014,664
Weighted average exercise price of units outstanding (in usd per unit)	$ 30.64
Number of units exercisable (in units) | shares	507,288
Weighted average exercise price of units exercisable (in usd per unit)	$ 32.00
TSARs | $29.27 to $35.51 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $35.51 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	4 years 4 months 6 days
Number of units outstanding (in units) | shares	643,244
Weighted average exercise price of units outstanding (in usd per unit)	$ 44.02
Number of units exercisable (in units) | shares	297,710
Weighted average exercise price of units exercisable (in usd per unit)	$ 49.94
TSARs | $38.24 to $50.17 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
TSARs | $38.24 to $50.17 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 11 months 15 days
Number of units outstanding (in units) | shares	722,329
Weighted average exercise price of units outstanding (in usd per unit)	$ 56.33
Number of units exercisable (in units) | shares	631,379
Weighted average exercise price of units exercisable (in usd per unit)	$ 56.15
TSARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59